Intangibles (Tables)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill
	Useful life range (years)	December 31, 2019	Acquisition of subsidiary	Additions	Write-offs	Reversal of impairment	Transfers	Exchange variation	June 30, 2020
Cost:
Software	2.5 to 10	1,313,090	291,239	65,382	(1,492)	-	112,649	153,649	1,934,517
Trademarks and patents (Defined useful life)	24 to 25	116,805	517,592	-	-	-	-	220,524	854,921
Trademarks and patents (Indefinite useful life)	-	2,171,585	1,893,224	-	-	-	-	1,255,816	5,320,625
Goodwill Avon (Note 4)	-	-	10,973,474	-	-	-	-	3,855,691	14,829,165
Goodwill Emeis Brazil Pty Ltd.	-	100,237	-	-	-	-	-	33,364	133,601
Goodwill The Body Shop International Limited	-	1,434,369	-	8,039	-	-	-	388,384	1,830,792
Goodwill acquisition of The Body Shop stores	-	1,456	-	-					1,456
Relationship with retail clients	10	1,987	-	-	-	-	-	656	2,643
Key money (indefinite useful life)		17,801	-	-	-	-	6,996	2,697	27,494
Key money (Defined useful life)	3 to 18	12,447	-	-	-	1,065	(3,414)	(1,043)	9,055
Relationship with franchisees and sub franchisees	15	602,958	1,876,169	-	-	-	-	822,215	3,301,342
Developed technology (by acquired subsidiary)	-	-	1,131,573	-	-	-	-	397,595	1,529,168
Other intangible assets	2 to 10	110,288	-	41,452	-	-	(100,153)	18,071	69,658
Total cost		5,883,023	16,683,271	114,873	(1,492)	1,065	16,078	7,147,619	29,844,437

Amortization value:
Software		(649,347)	-	(179,508)	43	-	(3,634)	(39,399)	(871,845)
Trademarks and patents		(44,108)	-	(18,303)	-	-	-	(12,810)	(75,221)
Key money		(2,197)	-	(242)	-	-	(4,634)	1,213	(5,860)
Relationship with retail clients		(1,939)	-	(114)	-	-	-	(531)	(2,584)
Relationship with franchisees and sub franchisees		(95,772)	-	(147,980)	-	-	-	(41,555)	(285,307)
Developed technology (by acquired subsidiary)		-	-	(137,361)	-	-	-	(15,419)	(152,780)
Other intangible assets		(13,159)	-	(1,042)	-	-	-	(5,390)	(19,591)
Total accumulated amortization		(806,522)	-	(484,550)	43	-	(8,268)	(113,891)	(1,413,188)
Net total		5,076,501	16,683,271	(369,677)	(1,449)	1,065	7,810	7,033,728	28,431,249